Groups of assets and liabilities held for sale (Tables)	12 Months Ended
Jun. 30, 2019
Groups of Assets and Liabilities Held For Sale [Abstract]
Schedule of assets and liabilities classified as held for sale

The following table shows the main assets and liabilities classified as held for sale:

	June 30, 2019	June 30, 2018
Property, plant and equipment	4,428	4,197
Intangible assets	95	50
Investments in associates	418	73
Deferred income tax assets	203	160
Investment properties	84	811
Income tax credits	-	-
Trade and other receivables	2,101	2,246
Cash and cash equivalents	716	540
Total assets held-for-sale	8,045	8,077
Trade and other payables	3,390	3,045
Employee benefits	202	233
Deferred income tax liability	36	25
Borrowings	2,065	1,742
Total liabilities held-for-sale	5,693	5,045
Total net assets held-for-sale	2,352	3,032